ACCOUNTS PAYABLE AND OTHER - Schedule of Current and Non-Current Accounts Payables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Current	$ 23,212		$ 14,337
Non-current	19,865		9,652
Accounts payable and other	$ 43,077	$ 43,077	$ 23,989